Stock-Based Compensation (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation (Textual)
Shares remain for future issuance	1,024,907	1,966,810	3,083,323
Stock-based compensation, description	Options vest generally over three to five years and have a term of five to ten years.
Stock compensation expense	$ 38,000	$ 71,000	$ 137,000
Unrecognized stock compensation expense	$ 333,000	$ 365,000
Amortization period	4 years
Weighted average grant date fair value of options granted	$ 0.12	$ 0.07	$ 0.12